--------------------------------------------------------------------------------

                     Dimensional Emerging Markets Fund Inc.

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
Schedule of Investments.................................................     1-6
Statement of Assets and Liabilities.....................................       7
Statement of Operations.................................................       8
Statements of Changes in Net Assets.....................................       9
Financial Highlights....................................................      10
Notes to Financial Statements...........................................   11-12
Report of Independent Accountants.......................................      13
Description of the Fund's Dividend Reinvestment Plan....................      14

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                               SHARES        VALUE+
                                                         ------------  ------------
TURKEY -- (16.3%)
COMMON STOCKS -- (16.3%)
 Akbank................................................    43,707,109  $  2,848,933
 Akcansa Cimento Sanayi ve Ticaret SA..................     1,930,935       335,634
 Aksa..................................................     6,303,274       491,424
 Alarko Holding........................................       996,171       203,711
 Arcelik A.S...........................................    12,518,295     1,103,962
 Aygaz.................................................     3,104,640       468,223
 Bekoteknik Sanayi A.S.................................     3,499,860       205,764
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     1,323,000       669,599
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     1,560,000       275,146
 Cimentas A.S..........................................       674,072        81,845
 Cukurova Elektrik A.S.................................       559,000     1,071,675
 Dogan Sirketler Grubu Holdings A.S....................    12,458,250       471,312
 Doktas................................................       480,000       139,874
 EGE Biracilik ve Malt Sanayii A.S.....................     4,792,878       490,057
 *Eczacibasi Ilac......................................     3,781,620       175,930
 Erciyas Biracilik.....................................     3,970,560       588,667
 Eregli Demir ve Celik Fabrikalari Turk A.S............     7,837,500     1,041,768
 Good Year Lastikleri A.S..............................       661,500       280,691
 Guney Biracilik.......................................     1,088,587        75,131
 Hurriyet Gazette......................................     2,194,000       375,752
 *Izmir Demir Celik....................................     9,222,807        99,015
 Koc Holding A.S.......................................     9,319,264     2,215,412
 Migros Turk A.S.......................................     1,048,950       992,080
 *Netas Northern Electric Telekomunikasyon A.S.........     1,292,000       508,596
 Otosan Otomobil A.S...................................     1,644,000     1,281,716
 Tat Konserve..........................................     2,499,997       127,808
 Tofas Turk Otomobil Fabrikasi A.S.....................    13,999,125       769,360
 Trakya Cam Sanayii A.S................................     9,692,296       668,930
 Turcas Petrolculuk A.S................................     5,500,078       129,344
 Turk Demir Dokum......................................     4,649,970       332,811
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,260,000       104,675
 *Turk Sise Cam........................................    13,914,834       995,924
 Turkiye Garanti Bankasi A.S...........................    47,029,598     2,524,530
 Turkiye Is Bankasi A.S. Series C......................    54,200,000     5,888,141
 USAS (Ucak Servisi A.S.)..............................        50,000       116,306
 Yapi ve Kredi Bankasi A.S.............................   115,326,951     3,596,505
                                                                       ------------
TOTAL -- TURKEY
  (Cost $14,327,006)...................................                  31,746,251
                                                                       ------------
BRAZIL -- (13.2%)
PREFERRED STOCKS -- (8.0%)
 Aracruz Celulose SA Series B..........................     1,265,999     1,803,141
 Banco Bradesco SA.....................................   155,246,374     1,133,563
 Banco do Brasil SA....................................    56,145,862       397,307
 *Banco do Estado de Sao Paulo SA......................    14,980,000       594,025
 Banco Itau SA.........................................     3,312,000     1,480,851
 Brasmotor SA..........................................     2,015,570       225,299
 COFAP (Cia Fabricadora De Pecas)......................        14,250        53,951
 Cervejaria Brahma.....................................     4,049,480     2,683,032
 Duratex SA............................................     4,510,000       163,434
 Ericsson Telecomunicacoes SA..........................    20,194,770       709,975

                                                               SHARES        VALUE+
                                                         ------------  ------------
 IKPC Industrias Klabin de Papel e Celulose SA.........       418,531  $    226,370
 Investimentos Itau SA.................................     1,088,000       706,156
 *Lojas Americanas SA..................................     4,324,460        30,601
 Multibras Eletrodomesticos SA.........................       427,145       177,122
 *Paranapanema SA......................................     9,588,000        61,366
 Sadia Concordia SA....................................       308,282       211,203
 Siderurgica Belgo-Mineira.............................     2,181,754       125,851
 Telecomunicacoes Brasileiras SA.......................     1,889,166       194,140
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        41,925       266,441
 Vale do Rio Doce......................................       239,144     4,203,716
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $8,166,414)....................................                  15,447,544
                                                                       ------------
COMMON STOCKS -- (5.2%)
 *Banco do Estado de Sao Paulo SA......................     6,300,000       215,806
 Embraco SA............................................       342,000        98,654
 *Lojas Americanas SA..................................     6,762,000        39,164
 *Mannesmann SA........................................       378,000        50,088
 Souza Cruz Industria e Comercio.......................       180,016     1,387,447
 Telecomunicacoes Brasileiras SA.......................    82,869,000     7,694,290
 VSMA (Cia Vidraria Santa Marina)......................       121,000       236,692
 White Martins SA......................................       286,686       387,648
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,758,775)....................................                  10,109,789
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco do Brasil SA Warrants Series A 06/30/01........    11,229,172        19,941
 *Banco do Brasil SA Warrants Series B 06/30/06........       966,938         1,787
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      21,728
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $11,925,189)...................................                  25,579,061
                                                                       ------------
PORTUGAL -- (12.6%)
COMMON STOCKS -- (12.5%)
 BCP (Banco Comercial Portugues SA)....................       275,395     5,807,118
 Banco Espirito Santo e Commercial de Lisboa...........        20,000       562,566
 Banco Pinto & Sotto Mayor SA..........................        16,000       216,636
 Banco Totta & Acores SA...............................        59,070     1,114,466
 Cel-Cat Fabrica Nacional de Condutores Electricos
   SA..................................................         3,300        45,780
 *Companhia de Seguros Mundial Confianca SA............        12,000       200,766
 Companhia de Seguros Tranquilidade SA.................         3,000        70,751
 Companhia Geral de Credito Predial Portugues SA.......         7,920        78,009
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        37,100       422,035
 EFACEC (Empresa Fabril de Maquinas Electricas)........        18,133       126,280
 Engil Sociedade Gestora de Participacoes Sociais SA...         6,000        64,558

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Filmes Lusomundo SA..................................         7,612  $     62,092
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        40,900       723,994
 *Inparsa Industrias e Participacoes S.G.P.S. SA Em
   97..................................................        10,225       180,999
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        68,599     2,167,866
 *Jeronimo Martins S.G.P.S. SA Em 97...................       102,897     3,191,799
 *Lusotur Sociedad Financeira de Turismo SA............        13,266       134,051
 Mague-Gestao e Participacoes SA.......................        11,800       311,026
 Modelo Continente SGPS SA.............................        28,100     1,216,247
 Portugal Telecom SA...................................        65,232     3,004,414
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        15,868       369,602
 *Sociedad Construcoes Soares da Costa SA..............        23,710       184,196
 Sociedade de Investimento e Gestao SGPS SA............         4,000        88,785
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        81,800     3,057,116
 Uniceruniao Cervejeira SA.............................        50,600       791,809
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,721,339)...................................                  24,192,961
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Inparsa Industrias e Participacoes S.G.P.S. SA Rights
   12/09/97............................................        40,900       178,842
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Portuguese Escudos...................................                       2,144
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $12,723,804)...................................                  24,373,947
                                                                       ------------
MEXICO -- (12.0%)
COMMON STOCKS -- (12.0%)
 Apasco S.A. de C.V....................................        48,000       283,831
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       271,000       973,689
 *Cementos de Mexico S.A. de C.V. Series B.............       358,000     1,752,822
 *Cementos de Mexico SA de C.V. Series A...............        13,500        58,041
 Cifra S.A. de C.V. Series A...........................       132,459       258,125
 Cifra S.A. de C.V. Series C...........................     1,083,000     2,070,889
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       279,000       299,031
 El Puerto de Liverpool S.A. Series 1..................        20,000        29,474
 El Puerto de Liverpool S.A. Series C1.................       328,600       436,237
 Empresas ICA Sociedad Controladora S.A. de C.V........       336,000       875,753
 *Empresas la Moderna S.A. de C.V. Series A............       184,885       898,470
 Fomento Economico Mexicano S.A. de C.V. Series B......       244,000     2,002,989
 Grupo Carso S.A. de C.V. Series A-1...................       271,000     1,782,345
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       456,000       999,692
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        42,607  $     84,274
 *Grupo Financiero Bancomer S.A. de C.V. Series B......       790,000       454,149
 *Grupo Financiero Bancomer S.A. de C.V. Series L......        29,259        11,404
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................       149,000       108,885
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................           980           656
 Grupo Financiero Inbursa-C............................         9,455        35,699
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        33,466        33,015
 *Grupo Financiero Serfin S.A. de C.V. Series B........       290,383        65,076
 *Grupo Gigante S.A. Series B..........................       423,360       153,658
 Grupo Industrial Alfa S.A. Series A...................       221,264     1,668,131
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       132,337     1,079,903
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D, & Series L)............................        62,000     1,147,794
 Kimberly Clark de Mexico S.A. de C.V. Series A........       360,000     1,604,769
 Telefonos de Mexico S.A. Series L.....................     1,280,000     3,211,486
 *Tolmex S.A. de C.V. Series B-2.......................        40,000       214,846
 Vitro S.A.............................................       176,400       756,258
                                                                       ------------
TOTAL -- MEXICO
  (Cost $18,367,775)...................................                  23,351,391
                                                                       ------------
ARGENTINA -- (10.8%)
COMMON STOCKS -- (10.8%)
 *Acindar Industria Argentina de Aceros SA Series A....       161,067       345,634
 *Alpargatas SA Industrial y Comercial.................       275,000       128,754
 Astra Cia Argentina de Petroleos SA...................       481,800       829,044
 Bagley y Cia, Ltd. SA Series B........................       121,090       230,168
 Banco de Galicia y Buenos Aires SA Series A...........       226,116     1,318,810
 Banco Frances del Rio de la Plata SA..................       136,130     1,212,066
 *Buenos Aires Embotelladora SA Series B...............           250        19,008
 CIADEA SA.............................................       134,917       179,516
 *Celulosa Argentina SA Series B.......................        43,375        11,629
 Corcemar SA Series B..................................        34,805       151,465
 Garovaglio y Zorraquin SA.............................        25,800        78,465
 *Indupa SA Industrial y Comercial.....................       204,322       244,267
 Irsa Inversiones y Representaciones SA................        88,477       283,245
 Juan Minetti SA.......................................        41,179       117,821
 Ledesma SA............................................       192,459       186,764
 Molinos Rio de la Plata SA Series B...................       178,214       388,670
 Naviera Perez Companc SA Series B.....................       544,263     3,887,678
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        44,200       198,984
 *Sevel Argentina SA Series C..........................        92,475        86,039
 Siderar SAIC Series A.................................        31,416       133,166
 Siderca SA Series A...................................       842,532     2,326,365
 Sociedad Comercial del Plata..........................       193,409       230,255

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Telecom Argentina Stet-France SA Series B.............       718,800  $  4,386,522
 Telefonica de Argentina SA Series B...................     1,183,000     3,917,375
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $13,199,559)...................................                  20,891,710
                                                                       ------------
CHILE -- (10.5%)
COMMON STOCKS -- (9.8%)
 Banco de Credito e Inversiones SA Series A............        53,304       346,019
 Banmedica SA..........................................       347,000       138,800
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       233,143
 COPEC (Cia de Petroleos de Chile).....................       757,488     2,813,526
 CTI Cia Tecno Industrial SA...........................     4,900,000       128,800
 Cervecerias Unidas SA.................................       143,000       735,428
 Chilectra Generacion SA...............................     3,119,986     1,116,063
 Chilectra SA..........................................       225,611     1,407,812
 Cia de Consumidores de Gas de Santiago SA.............       103,000       324,891
 Compania de Sud Americana de Vapores SA...............       410,000       203,360
 Compania de Telecomunicaciones de Chile SA Series A...       200,000     1,316,571
 Compania de Telecomunicaciones de Chile SA Series B...       352,166     1,730,644
 Compania Manufacturera de Papeles y Cartones SA.......       117,150     1,049,664
 Empresa Nacional de Electricidad SA...................     4,536,900     2,706,584
 Empresa Nacional de Telecomunicaciones SA.............        49,000       240,800
 Enersis SA............................................     3,895,960     2,306,408
 Forestal Terranova SA.................................       147,795       141,883
 Industrias Forestales Inforsa SA......................     1,057,365       125,675
 Invercap SA...........................................       100,000        75,429
 Laboratorio Chile SA..................................       271,069       285,010
 Madeco Manufacturera de Cobre SA......................       231,227       370,016
 Maderas y Sinteticos SA...............................       420,205       139,268
 Minera Mantos Blancos SA..............................       102,255       160,102
 Sociedad Industrial Pizarreno SA......................        63,000        92,160
 Sociedad Quimica y Minera de Chile SA Series A........        36,000       128,366
 Sociedad Quimica y Minera de Chile SA Series B........        77,090       343,601
 Vina de Concha y Toro SA..............................       350,000       172,000
 Vina Sta Carolina SA Series A.........................       163,489        69,133
 Vina Sta Carolina SA Series B.........................        41,411        18,457
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,022,728)...................................                  18,919,613
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Chilean Pesos (Cost $1,476,691)......................                   1,403,306
                                                                       ------------
TOTAL -- CHILE
  (Cost $15,499,419)...................................                  20,322,919
                                                                       ------------
ISRAEL -- (10.0%)
COMMON STOCKS -- (10.0%)
 *Africa-Israel Investments, Ltd.......................         3,000       195,821
 *Africa-Israel Investments, Ltd.......................           150        86,933
 Agis Industries (1983), Ltd...........................        17,600       139,251
 American Israeli Paper Mills, Ltd.....................         3,000       135,634
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bank Hapoalim B.M.....................................     1,029,800  $  2,514,163
 Bank Leumi Le-Israel..................................       947,250     1,512,307
 Bezek, Ltd............................................       601,800     1,571,270
 *Blue Square Chain Stores Properties Investment.......        24,000       218,370
 CLAL Electronics Industries, Ltd......................         3,460       541,701
 CLAL Industries, Ltd..................................       122,600       654,063
 CLAL Insurance, Ltd...................................        35,800       382,386
 CLAL Israel, Ltd......................................     2,515,000       717,771
 Delek Isreal..........................................         7,000       246,260
 Elbit Medical Imaging.................................        16,533        99,508
 Elbit Systems, Ltd....................................        16,533       206,024
 Elbit, Ltd............................................        16,533        65,172
 Elite Industries, Ltd.................................        10,080       271,159
 Elron Electronic Industries, Ltd......................        20,066       300,523
 First International Bank of Israel....................           780       552,004
 IDB Bankholding Corp., Ltd............................        33,600       729,832
 IDB Development Corp., Ltd. Series A..................        36,450       810,792
 Israel Chemicals, Ltd.................................       917,000     1,204,895
 *Israel Corp. Series B................................           800       255,444
 Koor Industries, Ltd..................................        12,205     1,315,086
 *Leumi Holdings Insurance.............................       286,100       180,281
 *Makhteshim Chemical Works, Ltd.......................        78,319       553,493
 *Matav Cable Israel...................................        16,000       125,687
 Osem Investment, Ltd..................................        61,856       280,708
 Property and Building Corp., Ltd......................         3,461       259,164
 Super-Sol, Ltd. Series B..............................       139,600       392,496
 Tadiran, Ltd..........................................        15,653       608,573
 Tambour...............................................        40,000        77,876
 Teva Pharmaceutical Industries, Ltd...................        46,050     2,284,322
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $16,239,180)...................................                  19,488,969
                                                                       ------------
INDONESIA -- (3.8%)
COMMON STOCKS -- (3.8%)
 PT Argo Pantes Tbk....................................       271,250        87,380
 PT Astra International Tbk............................     2,188,800     1,140,155
 PT Berlian Laju Tanker Tbk............................       431,600       198,199
 PT Branta Mulia Tbk...................................       126,000        40,589
 PT Charoen Pokphand Indonesia (Foreign)...............       210,000        21,590
 PT Dankos Laboratories Tbk............................        94,500        42,748
 PT Gajah Tunngal Tbk..................................     1,488,000       163,180
 PT GT Kabelmetal Indonesia Tbk........................       180,000        33,311
 PT Hanjaya Mandala Sampoerna Tbk......................       910,000     1,210,006
 PT Hero Supermarket Tbk...............................       220,000        93,489
 PT Indah Kiat Pulp & Paper Corp. Tbk..................     4,815,196     1,122,115
 PT Indocement Tunggal Prakarsa Tbk....................       166,000        71,679
 PT Indofood Sukses Makmur.............................        42,330        27,853
 PT Indorama Synthetics Tbk............................       535,320       275,181
 *PT Inti Indorayon Utama Tbk..........................       411,500        84,613
 PT Jakarta International Hotel and Development Tbk....     1,590,000       642,974
 PT Japfa Comfeed Indonesia Tbk........................       124,000        17,848
 PT Kalbe Farma Tbk....................................       409,600       151,600
 PT Lippo Land Development Tbk.........................       386,400        42,374
 PT Mayora Indah Tbk...................................       577,572       110,843
 PT Modern Photo Tbk...................................       250,000       167,923
 PT Pakuwon Jati Tbk...................................       396,000        62,426
 PT Panasia Indosyntec Tbk.............................       403,200        22,108
 PT Polysindo Eka Perkasa Tbk..........................     2,064,000       792,213

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Semen Cibinong (Foreign)...........................       743,400  $     81,524
 PT Semen Gresik Tbk...................................       600,000       423,578
 PT Summarecon Agung Tbk...............................       258,587        28,358
 PT Surya Toto Indonesia Tbk...........................        46,400        48,340
 PT Tigaraksa Satria Tbk...............................        68,400        54,382
 PT Unggul Indah Corp. Tbk.............................       292,596       120,327
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $13,317,123)...................................                   7,378,906
                                                                       ------------
MALAYSIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 AMMB Holdings Berhad..................................        62,000        53,279
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...        31,000         3,374
 Amsteel Corp. Berhad..................................       198,000        50,194
 *Aokam Perdana Berhad.................................        32,000         6,141
 Asiatic Development Berhad............................       117,000        36,866
 Berjaya Leisure Berhad................................        74,000        59,564
 Berjaya Singer Berhad.................................        32,400        35,824
 Commerce Asset Holding Berhad.........................        91,200        49,113
 DCB Holdings Berhad...................................       123,000        72,228
 *DCB Sakura Merchant New Shares.......................         6,150         2,255
 Edaran Otomobil Nasional Berhad.......................        35,000        81,208
 Ekran Berhad..........................................        42,000        33,085
 Genting Berhad........................................       112,500       259,414
 Golden Hope Plantations Berhad........................       159,000       182,181
 Guiness Anchor Berhad.................................        35,000        42,509
 Highlands and Lowlands Berhad.........................        99,000       108,329
 Hong Leong Credit Berhad..............................        73,447        63,958
 Hong Leong Industries Berhad..........................        36,800        45,327
 Hume Industries (Malaysia) Berhad.....................        57,000        64,330
 Kamunting Corp. Berhad................................       127,000        25,101
 Kedah Cement Holdings Berhad..........................        41,000        14,563
 Kuala Lumpur Kepong Berhad............................       117,000       256,385
 Leader Universal Holdings Berhad......................        68,333        23,489
 Lion Land Berhad......................................        12,375         2,942
 Magnum Corp. Berhad...................................       240,000       156,057
 Malayan Banking Berhad................................       187,000       479,413
 Malayan Cement Berhad.................................        67,500        41,184
 Malayan United Industries Berhad......................       291,200        81,745
 Malaysia Mining Corp. Berhad..........................       106,000        42,205
 Malaysian Airlines System.............................       114,000        84,250
 Malaysian Oxygen Berhad...............................        23,000        59,295
 Nestle (Malaysia) Berhad..............................        38,000       194,842
 New Straits Times Press (Malaysia) Berhad.............        32,000        35,565
 Nylex (Malaysia) Berhad...............................        25,500        10,226
 Oriental Holdings Berhad..............................        53,760        81,617
 Perusahaan Otomobil Nasional Berhad...................        81,000       109,051
 RJ Reynolds Berhad....................................        43,000        73,288
 Resorts World Berhad..................................       174,000       249,209
 Rothmans of Pall Mall Malaysia Berhad.................        46,000       408,474
 Shell Refining Co. Federation of Malaysia Berhad......        48,000        94,184
 Sime Darby Berhad (Malaysia)..........................       355,980       356,894
 Sime UEP Properties Berhad............................        66,000        47,642
 Tan Chong Motor Holdings Berhad.......................       110,000        59,868
 Telekom Malaysia Berhad...............................       487,500     1,089,217
 Tenaga Nasional Berhad................................       502,000       934,678
                                                               SHARES        VALUE+
                                                         ------------  ------------
 UMW Holdings Berhad...................................        39,666  $     37,495
 United Engineering (Malaysia) Berhad..................        87,000        80,744
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $10,840,395)...................................                   6,378,802
                                                                       ------------
SOUTH KOREA -- (2.5%)
COMMON STOCKS -- (2.5%)
 *Asia Motors Co., Inc.................................        10,428        19,706
 BYC Co., Ltd..........................................           330        20,599
 *Bank of Che Ju.......................................         4,500        12,390
 Bank of Pusan.........................................        24,280        64,774
 Boo Kook Securities Co., Ltd..........................         8,775        21,984
 Boram Bank Co., Ltd...................................        26,748        73,646
 *Boram Securities Co., Ltd............................         5,610        13,863
 Byuck San Engineering and Construction Co., Ltd.......         3,360        12,239
 Cheil Industrial, Inc.................................        20,731        91,468
 Cheil Jedang Corp.....................................         6,090       124,976
 *Chon Bang Co., Ltd...................................         2,470        77,722
 *Choongnam Spinning Co., Ltd..........................        11,910        49,290
 Chosun Brewery Co., Ltd...............................         5,720        41,182
 Chung Chong Bank Co., Ltd.............................        16,820        32,216
 Commercial Bank of Korea Co., Ltd.....................       120,700       259,048
 *Coryo Securities Co., Ltd............................        17,660        39,865
 Daelim Industrial Co., Ltd............................        22,420        72,273
 Daewoo Corp...........................................        80,810       275,701
 Daeyu Securities Co., Ltd.............................         4,860        12,966
 *Daishin Securities Co., Ltd..........................        21,580        69,934
 *Dong Sung Co., Ltd...................................        12,880        17,621
 *Dong-Ah Securities Co., Ltd..........................         6,720        15,170
 Dong-Il Corp..........................................         2,665        48,765
 Dongbu Steel Co., Ltd.................................        11,000        63,206
 *Dongsuh Securities Co., Ltd..........................        24,780        86,661
 Dongwon Securities Co., Ltd...........................        19,200        91,280
 Doosan Construction & Engineering Co., Ltd............         9,402        25,083
 Doosan Glass Co., Ltd.................................         2,910        10,625
 *Haitai Confectionery Co., Ltd........................        13,270        20,538
 *Han Yang Securities Co., Ltd.........................         9,030        19,458
 *Han-Il Synthetic Fiber Industrial Co., Ltd...........        29,000        39,427
 Hanil Bank............................................       117,860       287,218
 *Hanil Securities Co., Ltd............................        10,800        24,841
 *Hanjin Engineering and Construction Co., Ltd.........        12,030        29,625
 Hankook Cosmetics Co., Ltd............................         3,000        31,552
 *Hanshin Construction.................................         7,540         2,321
 Hansol Paper Co., Ltd.................................         1,726        14,611
 *Hanwha Machinery Co., Ltd............................         8,530        21,516
 *Hanwha Securities Co., Ltd...........................         8,490        18,076
 Hyundai International Merchant Bank...................         5,029        20,856
 *Jinro, Ltd...........................................         9,213        13,156
 *KLB Securities Co....................................         9,460        24,914
 Kangwon Bank Co., Ltd.................................        31,350        62,459
 Keang Nam Enterprises Co., Ltd........................        10,987        31,284
 Kia Precision Works Co., Ltd..........................         2,550         8,700
 Kohap Co., Ltd........................................        13,960        46,553
 *Kohap, Inc...........................................         4,240        10,441
 Kolon International Corp..............................        14,798        36,315
 Korea Exchange Bank...................................       117,150       343,587
 Korea Express Co., Ltd................................        10,220        82,144
 Korea First Bank Inc., Ltd............................       116,440       201,119

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Korea First Bank Securities...........................         9,850  $     30,321
 Korea Industrial Leasing Co., Ltd.....................         6,810        16,013
 Korea Komho Petrochemical.............................        31,600        67,820
 Korea Tungsten Mining Co..............................        14,260        81,329
 *Kuk Dong Engineering & Construction Co., Ltd.........         7,305        15,241
 Kumho Construction & Engineering Co., Ltd.............        43,130       116,538
 *Kumho Tire Co., Ltd..................................        21,810        49,420
 Kwangju Bank..........................................        25,668        56,186
 Kyong Nam Bank........................................         5,970        16,335
 *Kyungki Bank, Ltd....................................        28,420        62,211
 *Kyungnam Wool Textile Co., Ltd.......................         4,172        15,447
 LG Merchant Banking Corp..............................         4,260        15,007
 *LG Securities Co., Ltd...............................        28,520       162,658
 Mando Machinery Corp..................................         4,052        89,390
 Namkwang Engineering & Construction Co., Ltd..........         2,370         3,546
 Orient Co., Ltd.......................................           560         9,433
 Oriental Chemical Industries Co., Ltd.................         7,960        70,786
 Orion Electric Co., Ltd...............................        11,348        51,816
 Peeres Cosmetics......................................         1,060         9,970
 Saehan Media Corp.....................................         9,020        61,085
 Se Poong Corp.........................................         6,810        17,818
 *Seoul Bank...........................................       116,440       192,158
 *Seoul Securities Co., Ltd............................        13,500        34,399
 *Shin Han Securities Co., Ltd.........................        10,420        23,789
 *Shin Sung Corp.......................................         6,290        12,532
 Shin Wha Engineering & Construction Co., Ltd..........         5,970        11,230
 Shin Young Securities Co., Ltd........................         6,660        39,294
 *Shin-Ho Paper Manufacturing Co., Ltd.................         6,840         6,960
 Shindongbang Corp.....................................         4,202        46,350
 *Shinho Paper Co., Ltd................................        14,430        11,351
 Shinil Engineering Co., Ltd...........................         4,260        12,348
 *Shinsung Tongsang Co., Ltd...........................         9,984        17,415
 Shinwon Corp..........................................         2,830        13,454
 Ssang Bang Wool Co., Ltd..............................         1,950         8,354
 Ssangyong Corp........................................         9,023        14,196
 *Ssangyong Heavy Industy Co., Ltd.....................         5,700         7,213
 *Sunkyong Industries, Ltd.............................         6,571        48,601
 Tong Yang Cement Corp.................................        12,650        84,694
 Tong Yang Merchant Bank...............................         4,462        14,918
 *Tong Yang Securities Co., Ltd........................        10,690        26,782
 Tongkook Corp.........................................         7,400        11,706
 Union Steel Manufacturing Co., Ltd....................         3,000       133,134
 Youngchang Akki Co., Ltd..............................         3,200        28,457
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $12,936,291)...................................                   4,952,669
                                                                       ------------
THAILAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Advanced Info Service Public Co., Ltd. (Foreign)......       124,500       649,564
 American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150        23,714
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000        60,720
 *Bangkok Land Public Co., Ltd. (Foreign)..............       256,400        15,926
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        40,000  $      5,466
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        84,000         3,965
 Bank of Asia Public Co., Ltd. (Foreign)...............       188,100        64,258
 Bank of Ayudhya Public Co., Ltd. (Foreign)............        77,000        53,565
 Banpu Public Co., Ltd. (Foreign)......................        25,000       134,161
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................         8,100         9,257
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................        56,779         1,552
 First Bangkok City Bank Public Co., Ltd. (Foreign)....       460,200       205,803
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        36,000        17,217
 Krung Thai Bank Public Co., Ltd. (Foreign)............       616,000       202,782
 Land and House Public Co., Ltd. (Foreign).............       146,877        56,561
 MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        23,625         4,578
 Modernform Group Public Co., Ltd. (Foreign)...........        46,000         5,143
 Nawarat Patanakarn Public Co., Ltd. (Foreign).........         6,400           716
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        32,000        14,311
 *Padaeng Industry Public Co., Ltd (Foreign)...........        82,500        14,963
 Post Publishing Public Co., Ltd. (Foreign)............        23,000        18,429
 Premier Enterprises Public Co., Ltd. (Foreign)........        32,000         5,247
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        25,400        34,708
 Securities One Public Co., Ltd. (Foreign).............        69,000         7,029
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        54,000        26,832
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       102,800       375,443
 Siam City Bank Public Co., Ltd. (Foreign).............       319,100        62,631
 Siam City Cement Public Co., Ltd. (Foreign)...........       116,121       184,639
 Siam Commercial Bank Public Co., Ltd. (Foreign).......         1,000         1,640
 Siam Pulp & Paper Co., Ltd. (Foreign).................        48,000        33,689
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200         8,427
 Srithai Superware Public Co., Ltd. (Foreign)..........        21,000         4,435
 TPI Polene Public Co., Ltd. (Foreign).................       271,162        26,948
 *Tanayong Public Co., Ltd. (Foreign)..................       163,800        16,685
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        58,000        18,733
 Thai Glass Industries Public Co., Ltd. (Foreign)......        60,000        85,714

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Thai Military Bank Public Co., Ltd. (Foreign).........       204,000  $     60,820
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................        29,500         1,832
 Thai Wah Public Co., Ltd. (Foreign)...................        21,000         2,609
 *Unicord Public Co., Ltd. (Foreign)...................        85,000           845
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,684,647)...................................                   2,521,557
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $7,821)..........................                       6,082
                                                                       ------------
TOTAL -- THAILAND
  (Cost $10,692,468)...................................                   2,527,639
                                                                       ------------
PHILIPPINES -- (1.0%)
COMMON STOCKS -- (1.0%)
 *Aboitiz Equity Ventures, Inc.........................     5,782,000       169,326
 *Alsons Consolidated Resources, Inc...................     2,954,000        96,686
 *Anglo Philippine Holdings Corp.......................       890,000         7,666
 Bacnotan Cement Corp..................................       224,000        12,927
 Bacnotan Consolidated Industries, Inc.................       124,085        53,439
 *Bankard, Inc.........................................       446,000        21,000
 *Cebu Holdings, Inc...................................     2,536,250        80,100
 *Eei Corporation PHP..................................       866,000        21,258
 *Fil-Estate Land, Inc.................................     1,336,000        42,194
 *House of Investments, Inc............................       792,000        24,558
 *Kepphil Shipyard, Inc................................     1,730,000        39,239
 *Kuok Philippine Properties, Inc......................     4,410,000        82,300
 *Negros Navigation Co., Inc...........................       955,000        24,403
 *PDCP Development Bank................................       121,000        36,477
 *Philippine National Bank.............................        68,000       168,877
 *Philippine Realty & Holdings Corp....................     5,940,000        56,279
 RFM Corp..............................................     1,820,000       323,974
 Republic Glass Holding Corp...........................       780,000        31,352
 *Robinson's Land Corp. Series B.......................     2,376,000        96,868
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *SM Development Corp..................................     4,136,400  $     76,006
 *Southeast Asia Cement Holdings, Inc..................     6,728,000       110,105
 *Steniel Manufacturing Corp...........................       713,000         6,244
 *Trans-Asia Oil & Energy..............................     1,140,000        20,947
 Universal Robina Corp.................................     1,206,000       154,948
 *Urban Bank, Inc......................................        14,950        54,941
 *Vitarich Corp........................................       541,000         8,698
 *William, Gothong & Aboitiz, Inc......................     1,975,000        51,034
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $4,161,587)....................................                   1,871,846
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 Turkiye Garanti Bankasi A.S. ADR (Representing 200
   Shares)
    (Cost $1,767)......................................         3,156        15,780
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
  Repurchase Agreement, Chase Manhattan Bank N.A.
   5.35%, 12/01/97 (Collateralized by U.S. Treasury
   Notes 5.875%, 02/15/00, valued at $5,341,875) to be
   repurchased at $5,238,334.
    (Cost $5,236,000)..................................  $      5,236     5,236,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,467,563)++................................                $194,115,890
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++The cost for federal income tax purposes is $161,023,993.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value (Cost of $159,468)..............................................  $ 194,116
  Cash.................................................................................         17
  Receivable for Dividends and Interest................................................         49
  Receivable for Investment Securities Sold............................................        647
  Other Assets.........................................................................          8
                                                                                         ---------
        Total Assets...................................................................    194,837
                                                                                         ---------
LIABILITIES:
  Payable for Investment Securities Purchased..........................................         19
  Deferred Chilean Repatriation Tax....................................................        889
  Accrued Expenses.....................................................................        124
                                                                                         ---------
        Total Liabilities..............................................................      1,032
                                                                                         ---------
NET ASSETS applicable to $12,011,958 shares outstanding $.01 par value shares
  (authorized 200,000,000 shares)......................................................  $ 193,805
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE........................................................................  $   16.13
                                                                                         ---------
                                                                                         ---------
PUBLIC OFFERING PRICE PER SHARE........................................................  $   16.21
                                                                                         ---------
                                                                                         ---------

NET ASSETS CONSIST OF:
  Paid-In Capital......................................................................  $ 155,991
  Undistributed Net Investment Income..................................................      3,151
  Undistributed Net Realized Gain......................................................        191
  Undistributed Net Realized Foreign Exchange Gain.....................................          6
  Unrealized Net Foreign Exchange Gain.................................................         23
  Deferred Chilean Repatriation Tax....................................................       (205)
  Unrealized Appreciation of Investment Securities and Foreign Currency................     34,648
                                                                                         ---------
        Total Net Assets...............................................................  $ 193,805
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld and Repatriation of $530)...................  $   4,769
    Interest.............................................................................        348
                                                                                           ---------
        Total Investment Income..........................................................      5,117
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................      1,020
    Accounting & Transfer Agent Fees.....................................................        205
    Custodian's Fees.....................................................................        576
    Legal Fees...........................................................................        105
    Audit Fees...........................................................................         41
    Directors' Fees and Expenses.........................................................         41
    Organization Costs...................................................................         50
    Other................................................................................         54
                                                                                           ---------
        Total Expenses...................................................................      2,092
    Less: Expenses Waived................................................................       (816)
                                                                                           ---------
        Net Expenses.....................................................................      1,276
                                                                                           ---------
    NET INVESTMENT INCOME................................................................      3,841
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities...............................................        197
Net Realized Gain on Foreign Currency Transactions.......................................          6
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................................     (5,295)
    Deferred Chilean Repatriation Tax....................................................      1,568
    Translation of Foreign Currency Denominated Amounts..................................         19
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY...............................     (3,505)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $     336
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     3,841  $     2,844
    Net Realized Gain on Investment Securities..............................................          197          215
    Net Realized Gain (Loss) on Foreign Currency Transactions...............................            6          (54)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........................................       (5,295)      16,151
        Deferred Chilean Repatriation Tax...................................................        1,568       (1,773)
        Translation of Foreign Currency Denominated Amounts.................................           19           32
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................          336       17,415
                                                                                              -----------  -----------
Distributions From:
    Net Investment Income...................................................................         (506)      (3,037)
    Net Realized Gain.......................................................................         (209)      (2,627)
                                                                                              -----------  -----------
        Total Distributions.................................................................         (715)      (5,664)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Capital Shares Issued...................................................................       19,000           --
    Shares Issued in Lieu of Cash Distributions.............................................          715        5,664
                                                                                              -----------  -----------
        Net Increase from Capital Share Transactions........................................       19,715        5,664
                                                                                              -----------  -----------
        Total Increase......................................................................       19,336       17,415
                                                                                              -----------  -----------
NET ASSETS
    Beginning of Period.....................................................................      174,469      157,054
                                                                                              -----------  -----------
    End of Period...........................................................................  $   193,805  $   174,469
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARE AMOUNTS:
    Shares Issued...........................................................................          964           --
    Shares Issued in Lieu of Cash Distributions.............................................           47          366
                                                                                              -----------  -----------
                                                                                                    1,011          366
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR             YEAR             YEAR            FEB. 2
                                                    ENDED            ENDED            ENDED            ENDED              TO
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                     1997             1996             1995             1994             1993
                                                  ----------       ----------       ----------       ----------       ----------
Net Asset Value, Beginning of Period........      $    15.86       $    14.77       $    17.10       $    15.18       $    10.00
                                                  ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................            0.33             0.26             0.28             0.19             0.16
  Net Gains on Securities (Realized and
    Unrealized).............................            0.01             1.36            (2.29)            1.94             5.53
                                                  ----------       ----------       ----------       ----------       ----------
  Total from Investment Operations..........            0.34             1.62            (2.01)            2.13             5.69
                                                  ----------       ----------       ----------       ----------       ----------
EFFECT OF CAPITAL CHANGES...................              --               --               --               --            (0.46)
                                                  ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.....................           (0.05)           (0.28)           (0.29)           (0.20)           (0.05)
  Net Realized Gains........................           (0.02)           (0.25)           (0.03)           (0.01)              --
                                                  ----------       ----------       ----------       ----------       ----------
  Total Distributions.......................           (0.07)           (0.53)           (0.32)           (0.21)           (0.05)
                                                  ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period..............      $    16.13       $    15.86       $    14.77       $    17.10       $    15.18
                                                  ----------       ----------       ----------       ----------       ----------
                                                  ----------       ----------       ----------       ----------       ----------
Total Investment Return (a).................            2.12%           12.41%          (11.73)%          14.02%           52.32%#

Net Assets, End of Period (thousands).......      $  193,805       $  174,469       $  157,054       $  153,095       $  134,232
Ratio of Expenses to Average Net Assets.....            0.62%(b)         0.59%(b)         0.58%(b)         0.80%(b)         0.73%*
Ratio of Net Investment Income to Average
  Net Assets................................            1.87%(b)         1.64%(b)         2.10%(b)         1.18%(b)         1.59%*
Portfolio Turnover Rate.....................            0.49%            0.29%            5.73%            0.26%            0.28%*
Average Commission Rate (c).................      $   0.0008       $   0.0016              N/A              N/A              N/A

--------------

*   Annualized

#   Non-Annualized

(a) Based on per share net asset value. Through November 20, 1997, per share market price was not readily determinable since fund shares were only sold at a public offering price.

(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the years ended November 30, 1997 through 1994 would have been 1.02%, 0.99%, 0.98% and 0.88%, respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1997 through 1994 would have been 1.47%, 1.24%, 1.70% and 1.10%, respectively.

(c) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 1997.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

    Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 1997, the fund paid the Advisor a fee based on an annual effective rate of 0.50% of average net assets. The Advisor has agreed to waive 80% of its advisory fee to keep it at an annual rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...............................................  $  21,099
Sales...................................................        991

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $  70,508
Gross Unrealized Depreciation..........................    (37,416)
                                                         ---------
Net....................................................  $  33,092
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    In July, 1996, the Fund together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. The portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the year ended November 30, 1997.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.5% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS FUND INC.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Dimensional Emerging Markets Fund Inc. as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Emerging Markets Fund Inc. as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

              DESCRIPTION OF THE FUND'S DIVIDEND REINVESTMENT PLAN
                                  (UNAUDITED)

    The Fund will, from time to time, distribute dividends and realized net capital gains to shareholders. The Fund intends to distribute to shareholders annually substantially all of its investment company taxable income. Investment company taxable income includes all of the Fund's taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other required adjustments. The Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers), although it currently expects to do so. Shareholders will receive all distributions in additional Shares issued by the Fund for this purpose priced at net asset value, unless a shareholder elects to receive dividends and/or distributions by wire transfer when requested or in cash paid by check in U.S. Dollars mailed directly to the shareholder by PFPC Inc., the paying agent. Shareholders must make such election in writing sent to the Fund's dividend paying agent, c/o PFPC Inc., P.O. Box 8950, Wilmington, DE 19809. Cash dividends and distributions paid to these shareholders will be reduced by the amount of any foreign taxes incurred with respect to remittances to pay such cash dividends or distributions.

    The receipt of dividends and distributions in Shares will not relieve participants of any income tax or withholding tax that may be payable on such dividends or distributions.